Derivative Instruments (Effective Portion of Unrealized Gain (Loss)) (Details) - Derivatives in cash flow hedging relationships [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective portion of the unrealized gain (loss) recognized in Other Comprehensive Income for our derivative instruments designated as cash flow hedges contracts [Abstract]
Unrealized gain (loss) on derivative instruments recognized in Other Comprehensive Income, effective portion, net	$ 150	$ 298	$ 88
Foreign currency contracts [Member]
Effective portion of the unrealized gain (loss) recognized in Other Comprehensive Income for our derivative instruments designated as cash flow hedges contracts [Abstract]
Unrealized gain (loss) on derivative instruments recognized in Other Comprehensive Income, effective portion, net	425	452	(44)
Cross-currency swap contracts [Member]
Effective portion of the unrealized gain (loss) recognized in Other Comprehensive Income for our derivative instruments designated as cash flow hedges contracts [Abstract]
Unrealized gain (loss) on derivative instruments recognized in Other Comprehensive Income, effective portion, net	$ (275)	$ (154)	$ 132